FAIR VALUE MEASUREMENT - Change in the Fair Value of the Warrant Liabilities (Details) - USD ($)	3 Months Ended		12 Months Ended		24 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023
Changes in the fair value of the warrant
Change in fair value of warrants subject to forfeiture	$ 4,626,000
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)			Interest Expense
CONCORD ACQUISITION CORP III
Changes in the fair value of the warrant
Public Warrants reclassified to level 1			$ (2,383,000)	$ (1,812,200)	$ (2,383,000)
Change in fair value of warrants subject to forfeiture			2,913,800	$ (21,332,800)
Extinguishment of debt			$ (3,343,000)
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]			Change in fair value of warrants subject to forfeiture	Change in fair value of warrants subject to forfeiture
CONCORD ACQUISITION CORP III | Public And Private Placement Warrants | Level 3
Changes in the fair value of the warrant
Fair value as of beginning of period	$ 658,000	$ 639,200	$ 639,200	$ 18,655,000	18,655,000
Public Warrants reclassified to level 1				(6,727,500)
Change in fair value of warrants subject to forfeiture			(191,760)	(11,288,300)
Change in fair value of convertible promissory notes			210,560
Fair value as of end of period			658,000	639,200	658,000
CONCORD ACQUISITION CORP III | Sponsor Loans | Level 3
Changes in the fair value of the warrant
Fair value as of beginning of period		$ 1,000,000	1,000,000	5,490,000	$ 5,490,000
Change in fair value of warrants subject to forfeiture				(4,490,000)
Change in fair value of convertible promissory notes			2,343,000
Extinguishment of debt			$ (3,343,000)
Fair value as of end of period				$ 1,000,000